THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE 100 ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2008

"BLDRS" and "Baskets of Listed Depositary ReceiptS" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3

Financial Statements	16

Financial Highlights	26

Notes to Financial Statements	30

Supplemental Information (unaudited)	37

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM). The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2008 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $127 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM). The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2008 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $3 billion to over $194 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM). The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2008 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $57 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). The BNY Mellon Europe 100 ADR Index includes 99 component American Depositary Receipts as of September 30, 2008 representing the securities issued by 99 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately 490 million to over $194 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (each a "Fund"), as of September 30, 2008, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective Fund constituting the BLDRS Index Funds Trust at September 30, 2008, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
New York, New York
January 26, 2009

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2008

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	105,152	$9,022,042
Mitsubishi UFJ Financial Group, Inc.	767,970	6,712,058
BHP Billiton Ltd.	118,411	6,156,188
Honda Motor Co., Ltd.	129,022	3,884,852
Mizuho Financial Group, Inc.	408,304	3,560,411
Canon, Inc.	83,025	3,134,194
China Mobile Ltd.	58,857	2,947,559
Taiwan Semiconductor Manufacturing Co., Ltd.	311,131	2,915,297
Panasonic Corp.*	149,660	2,593,608
Westpac Banking Corp.	26,330	2,435,262
Sony Corp.	70,348	2,171,643
POSCO	20,162	1,882,526
NTT DoCoMo, Inc.	115,552	1,837,277
China Life Insurance Co., Ltd.	32,987	1,834,737
Nomura Holdings, Inc.	134,552	1,759,940
Hitachi Ltd.	23,525	1,632,400
Mitsui & Co., Ltd.	6,393	1,567,883
PetroChina Co., Ltd.	14,894	1,530,061
Nippon Telegraph & Telephone Corp.	63,542	1,430,330
Infosys Technologies Ltd.	40,322	1,343,126
CNOOC Ltd.	10,590	1,212,661
Nissan Motor Co., Ltd.	88,875	1,207,811
KB Financial Group, Inc.*	23,746	1,084,955
Kyocera Corp.	13,270	1,010,643
FUJIFILM Holdings Corp.	36,326	943,749
Shinhan Financial Group Co., Ltd.	13,070	931,368
China Petroleum & Chemical Corp.	11,846	927,897
Chunghwa Telecom Co., Ltd.	33,371	789,892
ICICI Bank Ltd.	29,071	683,750
Santos Ltd.	10,504	670,365
AU Optronics Corp.	52,253	593,594
Nidec Corp.	34,261	522,480
Telekomunikasi Indonesia Tbk PT	17,364	517,100
HDFC Bank Ltd.	6,046	513,608
Kubota Corp.	15,793	495,900
TDK Corp.	9,095	449,930
Korea Electric Power Corp.	35,164	435,682

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
SK Telecom Co., Ltd.	22,621	$425,727
China Unicom Ltd.	27,568	416,828
China Telecom Corp. Ltd.	9,795	400,615
Satyam Computer Services Ltd.	21,538	347,839
China Netcom Group Corp Hong Kong Ltd.	6,966	316,814
LG Display Co., Ltd.	24,703	313,728
Philippine Long Distance Telephone Co.	5,309	299,109
Alumina Ltd.	25,166	254,177
Siliconware Precision Industries Co.	43,842	252,968
Suntech Power Holdings Co., Ltd.*	6,703	240,437
KT Corp.	14,090	236,571
Telecom Corp of New Zealand Ltd.	25,729	236,449
Baidu.com*	885	219,683
Total Investments (Cost $92,312,608)		$77,303,724

*  Non-income producing security for the year ended September 30, 2008.

The securities of the BLDRS Asia 50 ADR Index Fund investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$14,990,044	19.39%
Auto Manufacturers	14,114,705	18.26%
Telecommunications	9,854,271	12.75%
Mining	6,410,365	8.29%
Home Furnishings	4,765,251	6.16%
Oil & Gas	4,340,984	5.62%
Semiconductors	3,168,265	4.10%
Office/Business Equipment	3,134,194	4.06%
Diversified Financial Services	2,691,308	3.48%
Electronics	2,440,445	3.16%
Iron/Steel	1,882,526	2.44%
Electrical Components & Equipment	1,872,837	2.42%
Insurance	1,834,737	2.37%
Software	1,690,965	2.19%
Distribution/Wholesale	1,567,883	2.03%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

Industry Classification	Value	Percentage
Miscellaneous Manufacturers	$943,749	1.22%
Machinery-Diversified	495,900	0.64%
Computers	449,930	0.58%
Electric	435,682	0.56%
Internet	219,683	0.28%
Total	$77,303,724	100.00%

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2008

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	60,518	$4,891,670
BP PLC	78,720	3,949,382
Novartis AG	61,614	3,255,684
Total SA	53,132	3,224,050
Toyota Motor Corp.	37,496	3,217,157
GlaxoSmithKline PLC	71,926	3,125,904
Vodafone Group PLC	133,290	2,945,709
Royal Dutch Shell PLC, Class A	44,643	2,634,383
Telefonica SA	34,512	2,467,263
Mitsubishi UFJ Financial Group, Inc.	273,850	2,393,449
Banco Santander SA	157,432	2,364,629
BHP Billiton Ltd.	42,224	2,195,226
Royal Dutch Shell PLC, Class B	34,253	1,955,504
Siemens AG	20,400	1,915,356
Nokia OYJ	95,668	1,784,208
Sanofi-Aventis SA	51,571	1,695,139
Rio Tinto PLC	6,690	1,669,155
ENI SpA	30,669	1,623,924
AstraZeneca PLC	36,586	1,605,394
Allianz SE	113,865	1,561,089
Banco Bilbao Vizcaya Argentaria SA	89,627	1,449,269
Honda Motor Co., Ltd..	46,007	1,385,271
AXA SA	41,400	1,352,124
France Telecom SA	47,817	1,339,354
Royal Bank of Scotland Group PLC*	416,494	1,332,781
UBS AG*	73,818	1,294,768
BHP Billiton PLC	28,081	1,289,199
Mizuho Financial Group, Inc.	145,598	1,269,615
Barclays PLC	51,253	1,265,949
Credit Suisse Group AG	26,056	1,257,984
SAP AG	22,382	1,195,870
Deutsche Telekom AG	74,993	1,142,143
ABB Ltd.	58,470	1,134,318
Daimler AG	22,437	1,133,069
Anglo American PLC	67,559	1,130,262
ING Groep NV	52,343	1,120,140
Canon, Inc.	29,606	1,117,627
British American Tobacco PLC	17,841	1,106,142
Unilever NV	39,089	1,100,746

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
Diageo PLC	15,884	$1,093,772
Deutsche Bank AG	13,359	972,402
ArcelorMittal	18,920	934,270
Panasonic Corp.*	53,367	924,850
Unilever PLC	32,968	897,059
Westpac Banking Corp.	9,389	868,389
National Grid PLC	12,967	832,741
Sony Corp.	25,085	774,374
Koninklijke Philips Electronics NV	26,337	717,683
Telefonaktiebolaget LM Ericsson	75,127	708,448
NTT DoCoMo, Inc.	41,205	655,160
Nomura Holdings, Inc.	47,980	627,578
Novo Nordisk A/S	11,824	605,389
Lloyds TSB Group PLC	35,784	598,666
Repsol YPF SA	19,915	590,679
Hitachi Ltd.	8,390	582,182
Prudential PLC	31,355	576,932
BT Group PLC	19,492	565,463
Mitsui & Co., Ltd..	2,280	559,170
StatoilHydro ASA	23,358	555,920
Syngenta AG	12,197	516,177
National Bank of Greece SA	62,459	515,287
Nippon Telegraph & Telephone Corp.	22,660	510,077
Nissan Motor Co., Ltd.	31,692	430,694
Veolia Environment	9,964	411,314
Telecom Italia SpA	25,734	383,951
Kyocera Corp.	4,732	360,389
Cadbury PLC	8,534	349,382
FUJIFILM Holdings Corp.	12,954	336,545
Aegon NV	34,803	305,570
CRH PLC	13,797	294,152
Reed Elsevier PLC	7,149	286,961
Fresenius Medical Care AG & Co KGaA	4,720	245,157
WPP Group PLC	5,912	240,618
Santos Ltd.	3,745	239,006
Smith & Nephew PLC	4,457	236,622
Shire PLC	4,699	224,377
Alcatel-Lucent	58,335	224,006
Pearson PLC	20,357	221,891

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
Reed Elsevier NV	7,413	$220,166
British Sky Broadcasting Group PLC	6,714	199,406
ASML Holding NV*	11,189	197,038
Allied Irish Banks PLC	11,560	190,046
Nidec Corp.	12,217	186,309
Portugal Telecom SGPS SA	18,025	181,692
Kubota Corp.	5,632	176,845
STMicroelectronics NV	16,603	169,019
TDK Corp.	3,243	160,431
Delhaize Group	2,524	147,149
Governor & Co of the Bank of Ireland	6,459	146,490
Elan Corp PLC*	11,897	126,941
Carnival PLC	4,086	126,666
Hellenic Telecommunications Organization SA	12,824	115,416
Cie Generale de Geophysique-Veritas*	3,467	110,216
Infineon Technologies AG*	18,873	105,500
Thomson Reuters PLC	754	102,340
Logitech International SA*	4,267	99,506
Coca Cola Hellenic Bottling Co SA	4,314	95,943
Alumina Ltd.	8,975	90,647
Telecom Corp of New Zealand Ltd.	9,175	84,318
Ryanair Holdings PLC*	3,677	82,475
Total Investments (Cost $132,023,759)		$97,978,768

*  Non-income producing security for the year ended September 30, 2008.

The securities of the BLDRS Developed Markets 100 ADR Index Fund investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$18,258,642	18.63%
Oil & Gas	14,772,848	15.08%
Telecommunications	13,107,208	13.38%
Pharmaceuticals	10,638,828	10.86%
Mining	6,374,489	6.51%
Auto Manufacturers	6,166,191	6.29%
Insurance	4,915,855	5.02%
Diversified Financial Services	3,180,330	3.25%

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

Industry Classification	Value	Percentage
Food	$2,494,336	2.55%
Miscellaneous Manufacturers	2,251,901	2.30%
Home Furnishings	1,699,224	1.73%
Media	1,271,382	1.30%
Electronics	1,264,381	1.29%
Software	1,195,870	1.22%
Beverages	1,189,715	1.21%
Engineering & Construction	1,134,318	1.16%
Office/Business Equipment	1,117,627	1.14%
Agriculture	1,106,142	1.13%
Iron/Steel	934,270	0.95%
Electric	832,741	0.85%
Electrical Computer & Equipment	582,182	0.59%
Distribution/Wholesale	559,170	0.57%
Chemicals	516,177	0.53%
Semiconductors	471,557	0.48%
Water	411,314	0.42%
Building Materials	294,152	0.30%
Computers	259,937	0.27%
Healthcare-Services	245,157	0.25%
Healthcare-Products	236,622	0.24%
Machinery-Diversified	176,845	0.18%
Leisure Time	126,666	0.13%
Oil & Gas Services	110,216	0.11%
Airlines	82,475	0.08%
Total	$97,978,768	100.00%

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2008

American Depositary Receipts	Shares	Value
Petroleo Brasileiro S/A A	1,113,907	$41,682,400
Petroleo Brasileiro SA	808,325	35,525,884
China Mobile Ltd.	599,752	30,035,580
Taiwan Semiconductor Manufacturing Co., Ltd.	3,170,430	29,706,929
America Movil SAB de CV	587,116	27,218,698
Teva Pharmaceutical Industries Ltd.	586,750	26,867,282
Companhia Vale do Rio Doce CL A Preferred	1,498,994	26,532,194
POSCO	205,471	19,184,827
China Life Insurance Co., Ltd.	336,140	18,696,107
Companhia Vale do Rio Doce	960,467	18,392,943
Banco Bradesco SA	1,095,785	17,642,138
Banco Itau Holding Financeira SA	919,722	16,095,135
PetroChina Co., Ltd.	151,769	15,591,229
Sasol Ltd.	335,591	14,259,262
Infosys Technologies Ltd.	410,879	13,686,379
CNOOC Ltd.	107,928	12,358,835
KB Financial Group, Inc.*	241,964	11,055,335
Cemex SAB de CV*	580,607	9,998,053
Shinhan Financial Group Co., Ltd.	133,176	9,490,122
China Petroleum & Chemical Corp.	120,703	9,454,666
Chunghwa Telecom Co., Ltd.	340,050	8,048,983
Unibanco-Uniao de Bancos Brasileiros SA	77,160	7,786,987
Grupo Televisa SA	352,407	7,707,141
Mobile Telesystems OJSC	135,356	7,581,290
ICICI Bank Ltd.	296,247	6,967,729
Tenaris SA	167,924	6,261,886
Cia de Bebidas das Americas	112,458	6,141,331
AU Optronics Corp.	532,469	6,048,848
Cia Siderurgica Nacional SA	279,636	5,945,061
Fomento Economico Mexicano SAB de CV	155,455	5,929,054
Telekomunikasi Indonesia Tbk PT	176,953	5,269,660
Gerdau SA	471,689	5,235,748
HDFC Bank Ltd.	61,609	5,233,685
Telefonos de Mexico SAB de CV	201,861	5,197,921
AngloGold Ashanti Ltd.	206,357	4,766,847
Gold Fields Ltd.	467,553	4,483,833
Korea Electric Power Corp.	358,297	4,439,300
Vimpel-Communications	216,897	4,403,009
SK Telecom Co., Ltd.	230,511	4,338,217

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
China Unicom Ltd.	280,920	$4,247,510
China Telecom Corp. Ltd.	99,823	4,082,761
Cia Energetica de Minas Gerais	200,960	3,966,950
Satyam Computer Services Ltd.	219,471	3,544,457
Empresa Nacional de Electricidad SA/Chile	78,703	3,503,071
China Netcom Group Corp Hong Kong Ltd.	70,974	3,227,898
Tele Norte Leste Participacoes SA	183,246	3,199,475
LG Display Co., Ltd.	251,719	3,196,831
Philippine Long Distance Telephone Co.	54,094	3,047,656
Enersis SA	185,074	3,020,408
Mechel	140,134	2,516,807
Total Investments (Cost $694,905,918)		$552,814,352

*  Non-income producing security for the year ended September 30, 2008.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas	$128,872,276	23.31%
Telecommunications	109,898,658	19.88%
Banks	64,781,009	11.72%
Mining	54,175,817	9.80%
Iron/Steel	32,882,443	5.95%
Semiconductors	29,706,929	5.37%
Pharmaceuticals	26,867,282	4.86%
Insurance	18,696,107	3.38%
Software	17,230,836	3.12%
Electric	14,929,729	2.70%
Beverages	12,070,385	2.18%
Building Materials	9,998,053	1.81%
Diversified Financial Services	9,490,122	1.72%
Electronics	9,245,679	1.67%
Media	7,707,141	1.40%
Metal Fabricate/Hardware	6,261,886	1.13%
Total	$552,814,352	100.00%

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2008

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	20,001	$1,616,681
BP PLC	26,017	1,305,273
Novartis AG	20,364	1,076,034
Total SA	17,559	1,065,480
GlaxoSmithKline PLC	23,772	1,033,131
Vodafone Group PLC	44,052	973,549
Royal Dutch Shell PLC, Class A	14,754	870,634
Telefonica SA	11,406	815,415
Banco Santander SA	52,030	781,491
Royal Dutch Shell PLC, Class B	11,320	646,259
Siemens AG	6,742	633,006
Nokia OYJ	31,618	589,676
Sanofi-Aventis SA	17,044	560,236
Rio Tinto PLC	2,211	551,644
ENI SpA	10,137	536,754
AstraZeneca PLC	12,091	530,553
Allianz SE	37,631	515,921
Banco Bilbao Vizcaya Argentaria SA	29,621	478,972
AXA SA	13,682	446,854
France Telecom SA	15,804	442,670
Royal Bank of Scotland Group PLC	137,648	440,474
UBS AG*	24,395	427,888
BHP Billiton PLC	9,280	426,045
Barclays PLC	16,938	418,369
Credit Suisse Group AG	8,611	415,739
SAP AG	7,397	395,222
Deutsche Telekom AG	24,784	377,460
ABB Ltd.	19,324	374,886
Daimler AG	7,415	374,458
Anglo American PLC	22,328	373,547
ING Groep NV	17,299	370,199
British American Tobacco PLC	5,896	365,552
Unilever NV	12,919	363,799
Diageo PLC	5,249	361,446
Deutsche Bank AG	4,415	321,368
ArcelorMittal	6,252	308,724
Unilever PLC	10,896	296,480
National Grid PLC	4,284	275,118
Koninklijke Philips Electronics NV	8,703	237,157

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
Telefonaktiebolaget LM Ericsson	24,828	$234,128
Novo Nordisk A/S	3,907	200,038
Lloyds TSB Group PLC	11,826	197,849
Repsol YPF SA	6,582	195,222
Prudential PLC	10,362	190,661
BT Group PLC	6,442	186,882
StatoilHydro ASA	7,719	183,712
Syngenta AG	4,031	170,592
National Bank of Greece SA	20,643	170,305
Veolia Environnement	3,293	135,935
Telecom Italia SpA	8,505	126,895
Cadbury PLC	2,819	115,410
Aegon NV	11,503	100,996
CRH PLC	4,560	97,219
Reed Elsevier PLC	2,363	94,851
Mobile Telesystems OJSC	1,566	87,712
Fresenius Medical Care AG & Co KGaA	1,560	81,026
WPP Group PLC	1,955	79,568
Smith & Nephew PLC	1,474	78,255
Shire PLC	1,552	74,108
Alcatel-Lucent	19,280	74,035
Pearson PLC	6,728	73,335
Reed Elsevier NV	2,450	72,765
British Sky Broadcasting Group PLC	2,220	65,934
ASML Holding NV	3,698	65,122
Allied Irish Banks PLC	3,821	62,817
Portugal Telecom SGPS SA	5,958	60,057
STMicroelectronics NV	5,487	55,858
Vimpel-Communications	2,508	50,912
Delhaize Group	834	48,622
Governor & Co of the Bank of Ireland/The	2,134	48,399
Elan Corp PLC*	3,931	41,944
Carnival PLC	1,351	41,881
Hellenic Telecommunications Organization SA	4,237	38,133
Cie Generale de Geophysique-Veritas*	1,145	36,400
Infineon Technologies AG*	6,237	34,865
Thomson Reuters PLC	250	33,932
Logitech International SA*	1,410	32,881
Coca Cola Hellenic Bottling Co SA	1,427	31,736

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

American Depositary Receipts	Shares	Value
Mechel	1,620	$29,095
Ryanair Holdings PLC*	1,215	27,252
Luxottica Group SpA	1,183	27,197
Dassault Systemes SA	491	26,475
Intercontinental Hotels Group PLC	2,138	26,447
Randgold Resources Ltd	635	26,054
Rostelecom	498	21,683
Tomkins PLC	1,838	20,347
ARM Holdings PLC	3,498	18,190
Icon PLC*	446	17,059
Wimm-Bill-Dann Foods OJSC	236	16,756
Magyar Telekom Telecommunications PLC	709	16,506
Acergy SA	1,520	15,291
SkillSoft PLC*	944	9,874
Thomson*	2,244	7,944
Crucell NV*	486	7,562
NDS Group PLC*	133	7,433
ASM International NV*	380	7,106
Dampskibsselskabet Torm	290	6,899
CNH Global NV	196	4,320
Aixtron AG	690	4,140
Total Investments (Cost $35,172,850)		$26,508,786

*  Non-income producing security for the year ended September 30, 2008.

The securities of the BLDRS Europe 100 ADR Index Fund investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas	$4,803,334	18.12%
Banks	4,536,725	17.11%
Telecommunications	4,095,713	15.45%
Pharmaceuticals	3,516,044	13.26%
Insurance	1,624,631	6.13%
Mining	1,377,290	5.20%
Diversified Financial Services	843,627	3.18%
Food	841,067	3.17%
Miscellaneous Manufacturers	653,353	2.46%

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2008

Industry Classification	Value	Percentage
Software	$431,571	1.63%
Media	420,385	1.59%
Beverages	393,182	1.48%
Engineering & Construction	374,886	1.41%
Auto Manufacturers	374,458	1.41%
Agriculture	365,552	1.38%
Iron/Steel	337,819	1.27%
Electric	275,118	1.04%
Electronics	237,157	0.90%
Semiconductors	185,281	0.70%
Chemicals	170,592	0.64%
Water	135,935	0.51%
Healthcare-Products	105,452	0.40%
Healthcare-Services	98,085	0.37%
Building Materials	97,219	0.37%
Oil & Gas Services	51,691	0.20%
Leisure Time	41,881	0.16%
Computers	32,881	0.12%
Airlines	27,252	0.10%
Lodging	26,447	0.10%
Home Furnishings	7,944	0.03%
Biotechnology	7,562	0.03%
Internet	7,433	0.03%
Transportation	6,899	0.03%
Machinery-Diversified	4,320	0.02%
Total	$26,508,786	100.00%

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2008

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $92,312,608 and $132,023,759, respectively)	$77,303,724	$97,978,768
Cash	974,178	831,698
Dividends receivable	195,094	355,307
Receivable for units created	—	2,187,540
Total assets	$78,472,996	$101,353,313
Liabilities:
Payable for securities purchased	$—	$2,186,369
Distribution payable	837,395	808,425
Payable to Trustee	7,078	8,796
Payable to Licensor	30,232	39,790
Accrued expenses	170,243	133,216
Total liabilities	1,044,948	3,176,596
Net assets	$77,428,048	$98,176,717
Net assets represented by:
Paid in capital	$95,374,595	$134,387,107
Undistributed (distributions in excess of) net investment income	1,080,825	(188,656)
Accumulated net realized loss on investments transactions	(4,018,488)	(1,976,743)
Net unrealized depreciation of investments	(15,008,884)	(34,044,991)
NET ASSETS	$77,428,048	$98,176,717
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 par value:	3,050,000	4,400,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$25.39	$22.31

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2008

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $694,905,918 and $35,172,850, respectively)	$552,814,352	$26,508,786
Cash	4,502,020	180,583
Dividends receivable	1,779,812	116,654
Receivable for securities sold	—	15,022
Total assets	$559,096,184	$26,821,045
Liabilities:
Distribution payable	$4,283,045	$216,918
Payable to Trustee	47,056	2,522
Payable to Licensor	239,649	10,094
Accrued expenses	557,497	75,424
Total liabilities	5,127,247	304,958
Net assets	$553,968,937	$26,516,087
Net assets represented by:
Paid in capital	$725,109,092	$35,719,804
Undistributed (distributions in excess of) net investment income	637,523	(216,918)
Accumulated net realized loss on investments transactions	(29,686,112)	(322,735)
Net unrealized depreciation of investments	(142,091,566)	(8,664,064)
NET ASSETS	$553,968,937	$26,516,087
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 par value:	14,600,000	1,200,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$37.94	$22.10

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income:
Dividend income*	$2,173,612	$2,377,837	$1,530,075
Expenses:
Trustee fees	110,998	119,976	82,174
Marketing expenses	—	175,568	107,259
Licensing fees	66,415	72,847	49,330
SEC filing fees	500	8,075	5,642
Professional fees	60,999	47,195	50,124
Other fees and expenses	16,480	9,113	1,321
Total expenses	255,392	432,774	295,850
Less expenses waived by the Licensor	—	(72,847)	(49,330)
Net expenses	255,392	359,927	246,520
Net investment income	1,918,220	2,017,910	1,283,555
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(3,657,910)	1,707,786	29,021
Net realized gain on in-kind redemptions	5,011,162	4,323,236	6,417,295
Net change in unrealized appreciation/ depreciation of investments	(36,864,119)	17,179,543	(1,246,785)
Net realized and unrealized gain (loss) on investments	(35,510,867)	23,210,565	5,199,531
Net increase (decrease) in net assets resulting from operations	$(33,592,647)	$25,228,475	$6,483,086

*  Net of foreign taxes withheld of $191,144, $157,808 and $80,799 for the years ended September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income:
Dividend income*	$5,112,855	$3,014,159	$1,491,882
Expenses:
Trustee fees	151,989	109,507	52,325
Marketing expenses	—	152,134	50,138
Licensing fees	90,946	66,880	31,378
SEC filing fees	500	10,123	3,190
Professional fees	60,999	42,740	41,214
Other fees and expenses	18,378	14,017	10,108
Total expenses	322,812	395,401	188,353
Less expenses waived by the Licensor	—	(66,880)	(31,378)
Net expenses	322,812	328,521	156,975
Net investment income	4,790,043	2,685,638	1,334,907
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,567,176)	3,711,844	(948,483)
Net realized gain on in-kind redemptions	9,852,530	5,108,943	1,638,012
Net change in unrealized appreciation/ depreciation of investments	(56,660,055)	13,400,542	5,133,512
Net realized and unrealized gain (loss) on investments	(48,374,701)	22,221,329	5,823,041
Net increase (decrease) in net assets resulting from operations	$(43,584,658)	$24,906,967	$7,157,948

*  Net of foreign taxes withheld of $440,429, $377,707 and $188,154 for the years ended September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income:
Dividend income*	$17,983,210	$10,602,940	$6,795,886
Expenses:
Trustee fees	760,669	462,767	302,603
Marketing expenses	—	858,301	544,897
Licensing fees	494,055	282,150	181,795
SEC filing fees	6,350	25,969	3,109
Professional fees	60,999	47,195	40,959
Other fees and expenses	21,769	26,255	16,241
Total expenses	1,343,842	1,702,637	1,089,604
Less expenses waived by the Licensor	—	(282,150)	(181,795)
Net expenses	1,343,842	1,420,487	907,809
Net investment income	16,639,368	9,182,453	5,888,077
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(30,235,526)	(596,271)	(1,054,055)
Net realized gain on in-kind redemptions	135,233,031	26,999,724	34,602,813
Net change in unrealized appreciation/ depreciation of investments	(357,862,929)	202,115,293	1,335,904
Net realized and unrealized gain (loss) on investments	(252,865,424)	228,518,746	34,884,662
Net increase (decrease) in net assets resulting from operations	$(236,226,056)	$237,701,199	$40,772,739

*  Net of foreign taxes withheld of $1,563,552, $1,092,673 and $583,290 for the years ended September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income:
Dividend income*	$1,609,156	$1,371,031	$736,696
Expenses:
Trustee fees	44,750	44,669	24,750
Marketing expenses	—	31,206	—
Licensing fees	26,776	27,181	14,838
SEC filing fees	500	2,126	350
Professional fees	60,999	47,195	45,669
NASDAQ listing fee	10,000	—	—
Other fees and expenses	7,860	8,811	5,105
Total expenses	150,885	161,188	90,712
Less expenses waived by the Licensor	(16,682)	(27,181)	(14,838)
Less expenses assumed by the Sponsor	—	—	(1,625)
Net expenses	134,203	134,007	74,249
Net investment income	1,474,953	1,237,024	662,447
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	242,588	1,869,307	(690,109)
Net realized gain on in-kind redemptions	3,947,389	—	3,546,226
Net change in unrealized appreciation/ depreciation of investments	(19,005,219)	7,703,178	260,342
Net realized and unrealized gain (loss) on investments	(14,815,242)	9,572,485	3,116,459
Net increase (decrease) in net assets resulting from operations	$(13,340,289)	$10,809,509	$3,778,906

*  Net of foreign taxes withheld of $158,949, $178,969 and $98,938 for the years ended September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (decrease) in net assets:
Operations:
Net investment income	$1,918,220	$2,017,910	$1,283,555
Net realized gain (loss) on investment transactions	1,353,252	6,031,022	6,446,316
Net change in unrealized appreciation/ depreciation of investments	(36,864,119)	17,179,543	(1,246,785)
Net increase (decrease) in net assets resulting from operations	(33,592,647)	25,228,475	6,483,086
Distributions to Unitholders from:
Net investment income	(1,886,018)	(2,060,340)	(1,257,748)
Realized gain on investments	(869,706)	—	—
Total distributions	(2,755,724)	(2,060,340)	(1,257,748)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	8,661,147	25,925,178	69,936,560
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(24,252,624)	(13,454,710)	(20,477,411)
Increase (decrease) in net assets due to unitholder transactions	(15,591,477)	12,470,468	49,459,149
Total increase (decrease)	(51,939,848)	35,638,603	54,684,487
Net assets:
Beginning of period	129,367,896	93,729,293	39,044,806
End of period(a)	$77,428,048	$129,367,896	$93,729,293

(a)  Includes undistributed net investment income of $1,080,825, $24,819 and $67,249 at September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (decrease) in net assets:
Operations:
Net investment income	$4,790,043	$2,685,638	$1,334,907
Net realized gain on investment transactions	8,285,354	8,820,787	689,529
Net change in unrealized appreciation/ depreciation of investments	(56,660,055)	13,400,542	5,133,512
Net increase (decrease) in net assets resulting from operations	(43,584,658)	24,906,967	7,157,948
Distributions to Unitholders from:
Net investment income	(4,528,854)	(3,045,557)	(1,375,148)
Realized gain on investments	(3,780,896)	—	—
Total distributions	(8,309,750)	(3,045,557)	1,375,148
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	11,684,209	114,130,255	26,540,700
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(51,935,778)	(15,485,028)	(5,376,994)
Increase (decrease) in net assets due to unitholder transactions	(40,251,569)	98,645,227	21,163,706
Total increase (decrease)	(92,145,977)	120,506,637	26,946,506
Net assets:
Beginning of period	190,322,694	69,816,057	42,869,551
End of period(a)	$98,176,717	$190,322,694	$69,816,057

(a)  Includes distributions in excess of net investment income of $(188,656), $(449,845) and $(89,926) at September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (decrease) in net assets:
Operations:
Net investment income	$16,639,368	$9,182,453	$5,888,077
Net realized gain on investment transactions	104,997,505	26,403,453	33,548,758
Net change in unrealized appreciation/ depreciation of investments	(357,862,929)	202,115,293	1,335,904
Net increase in net assets resulting from operations	(236,226,056)	237,701,199	40,772,739
Distributions to Unitholders from:
Net investment income	(15,401,987)	(9,937,606)	(5,489,387)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	570,874,508	356,067,421	259,584,545
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(515,631,963)	(108,125,246)	(243,518,262)
Increase in net assets due to unitholder transactions	55,242,545	247,942,175	16,066,283
Total increase (decrease)	(196,385,498)	475,705,768	51,349,635
Net assets:
Beginning of period	750,354,435	274,648,667	223,299,032
End of period(a)	$553,968,937	$750,354,435	$274,648,667

(a)  Includes undistributed (distributions in excess of) net investment income of $637,523, $(1,014,583) and $(259,430) at September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (decrease) in net assets:
Operations:
Net investment income	$1,474,953	$1,237,024	$662,447
Net realized gain on investment transactions	4,189,977	1,869,307	2,856,117
Net change in unrealized appreciation/ depreciation of investments	(19,005,219)	7,703,178	260,342
Net increase (decrease) in net assets resulting from operations	(13,340,289)	10,809,509	3,778,906
Distributions to Unitholders from:
Net investment income	(1,413,199)	(1,236,505)	(665,155)
Realized gain on investments	(2,289,040)	—	(10,739)
Total distributions	(3,702,239)	(1,236,505)	(675,894)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	5,635,538	18,459,072	17,160,130
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	(20,000,003)	—	(19,023,153)
Increase (decrease) in net assets due to unitholder transactions	(14,364,465)	18,459,072	(1,863,023)
Total increase/decrease	(31,406,993)	28,032,076	1,239,989
Net assets:
Beginning of period	57,923,080	29,891,004	28,651,015
End of period(a)	$26,516,087	$57,923,080	$29,891,004

(a)  Includes distributions in excess of net investment income of $(216,918), $(93,038) and $(93,557) at September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value, beginning of period(4)	$35.94	$29.29	$26.03	$20.87	$19.29
Investment operations:
Net investment income(1)(4)	0.56	0.55	0.45	0.44	0.32
Net realized and unrealized gain (loss) on investments(4)	(10.31)	6.65	3.25	5.07	1.50
Total from investment operations	(9.75)	7.20	3.70	5.51	1.82
Less distribution from:
Net investment income(4)	(0.56)	(0.55)	(0.44)	(0.35)	(0.24)
Net realized gain on investments(4)	(0.24)	—	—	—	—
Total distributions	(0.80)	(0.55)	(0.44)	(0.35)	(0.24)
Net asset value, end of year	25.39	35.94	29.29	26.03	20.87
Total investment return(2)	(27.48)%	24.70%	14.03%	26.63%	9.45%
Ratios and Supplemental data:
Net assets, end of year (000's)	$77,428	$129,368	$93,729	$39,045	$15,655
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.23%	0.36%	0.36%	0.43%	0.95%
Expenses after expenses waived and/or assumed	0.23%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	1.74%	1.60%	1.50%	1.81%	0.86%
Net investment income after expenses waived and/or assumed	1.74%	1.66%	1.56%	1.94%	1.51%
Portfolio turnover rate(3)	7.49%	21.98%	9.71%	14.89%	17.16%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using the average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value, beginning of period(4)	$32.81	$26.85	$23.82	$19.84	$16.78
Investment operations:
Net investment income(1)(4)	0.92	0.75	0.65	0.58	0.40
Net realized and unrealized gain (loss) on investments(4)	(9.84)	5.96	3.03	3.93	3.06
Total from investment operations	(8.92)	6.71	3.68	4.51	3.46
Less distributions from:
Net investment income(4)	(0.90)	(0.75)	(0.65)	(0.53)	(0.40)
Net realized gains(4)	(0.68)	—	—	—	—
Total distributions	(1.58)	(0.75)	(0.65)	(0.53)	(0.40)
Net asset value, end of year	$22.31	$32.81	$26.85	$23.82	$19.84
Total investment return(2)	(28.24)%	25.18%	15.56%	22.98%	20.69%
Ratios and Supplemental data:
Net assets, end of year (000's)	$98,177	$190,323	$69,816	$42,870	$5,951
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.21%	0.35%	0.36%	0.47%	1.58%
Expenses after expenses waived and/or assumed	0.21%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed .	3.14%	2.35%	2.49%	2.47%	0.76%
Net investment income after expenses waived and/or assumed .	3.14%	2.41%	2.55%	2.64%	2.04%
Portfolio turnover rate(3)	13.09%	22.94%	8.33%	7.91%	13.74%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using the average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value, beginning of period(4)	$52.84	$32.31	$27.23	$18.00	$15.94
Investment operations:
Net investment income(1)(4)	1.04	0.81	0.60	0.51	0.40
Net realized and unrealized gain (loss) on investments(4)	(14.98)	20.53	5.07	9.17	2.53
Total from investment operations	(13.94)	21.34	5.67	9.68	2.93
Less distributions from:
Net investment income(4)	(0.96)	(0.81)	(0.59)	(0.45)	(0.34)
Realized gain on investments(4)	—	—	—	—	(0.53)
Total distributions	(0.96)	(0.81)	(0.59)	(0.45)	(0.87)
Net asset value, end of year	$37.94	$52.84	$32.31	$27.23	$18.00
Total investment return(2)	(26.73)%	66.50%	20.76%	54.38%	18.48%
Ratios and Supplemental data:
Net assets, end of year (000's)	$553,969	$750,354	$274,649	$223,299	$18,002
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.16%	0.36%	0.36%	0.37%	0.84%
Expenses after expenses waived and/or assumed	0.16%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.03%	1.89%	1.89%	2.19%	1.75%
Net investment income after expenses waived and/or assumed	2.03%	1.95%	1.95%	2.26%	2.29%
Portfolio turnover rate(3)	10.67%	14.38%	2.64%	25.53%	16.46%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using the average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value, beginning of period(4)	$34.07	$27.17	$23.88	$20.04	$16.56
Investment operations:
Net investment income(1)(4)	0.99	0.85	0.68	0.56	0.46
Net realized and unrealized gain (loss) on investments(4)	(10.50)	6.87	3.34	3.89	3.45
Total from investment operations	(9.51)	7.72	4.02	4.45	3.91
Less distributions from:
Net investment income(4)	(0.98)	(0.82)	(0.72)	(0.59)	(0.43)
Realized gain on investments(4)	(1.48)	—	(0.01)	(0.02)	—
Total distributions	(2.46)	(0.82)	(0.73)	(0.61)	(0.43)
Net asset value, end of year	$22.10	$34.07	$27.17	$23.88	$20.04
Total investment return(2)	(29.72)%	28.66%	17.02%	22.45%	23.72%
Ratios and Supplemental data:
Net assets, end of year (000's)	$26,516	$57,923	$29,891	$28,651	$9,017
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.34%	0.36%	0.37%	0.69%	1.12%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	3.27%	2.67%	2.61%	2.08%	1.54%
Net investment income after expenses waived and/or assumed	3.31%	2.73%	2.68%	2.48%	2.36%
Portfolio turnover rate(3)	15.85%	18.92%	6.87%	8.43%	11.91%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using the average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2008

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe 100 ADR Index Fund ("Europe") (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index, The BNY Mellon Developed Markets 100 ADR Index, The BNY Mellon Emerging Markets 50 ADR Index and The BNY Mellon Europe 100 ADR Index, respectively.

Invesco PowerShares Capital Management, LLC (formerly PowerShares Capital Management, LLC) is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship the Trust was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith on the bid side of the market, or (e) by any combination thereof.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income, and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to the provisions of FASB interpretation No. 48, Accounting for uncertainties in Income Tax (Fin 48). Management has analyzed the Trust's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Income Tax

At September 30, 2008, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions, the tax character of distributions and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications had no effect on net assets of the Funds.

	Net increase (decrease) to Undistributed Net Investment Income	Net (decrease) to Accumulated Net Realized Gain on Investment	Net increase to Paid in Capital
Asia	$1,023,804	$(6,112,072)	$5,088,268
Developed Markets	—	(9,179,058)	9,179,058
Emerging Markets	414,725	(132,696,986)	132,282,261
Europe	(185,634)	(3,400,120)	3,585,754

Distributions during the fiscal year ended September 30, 2008, 2007 and 2006 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2008	2007	2006	2008	2007	2006
Asia	$1,211,392	$2,060,340	$1,257,748	$1,544,332	$—	$—
Developed Markets	5,189,893	3,045,557	1,375,148	3,119,857	—	—
Emerging Markets	15,142,089	9,937,606	5,489,387	259,898	—	—
Europe	1,965,587	1,236,505	654,006	1,736,652	—	21,888

At September 30, 2008, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Undistributed Long Term Capital Gain
Asia	$1,918,220	$(16,152,346)	$(2,875,026)	$—
Developed Markets	874,458	(35,597,939)	(681,334)	2,850
Emerging Markets	4,920,568	(151,503,959)	(20,273,719)	—
Europe	—	(8,818,799)	(168,000)	—

*  Amounts represent post October Capital Losses. Net capital losses incurred after October 31, 2007 and within the taxable year, are deemed to arise on the first day of the Funds' next taxable year.

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses of the Sponsor relating to the marketing of the Funds and for payments to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Asia 50 ADR Index, BNY Developed Markets 100 ADR Index, BNY Emerging Markets 50 ADR Index and BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. The Funds pay an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Funds subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2008, 2007 and 2006, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2008, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2008, 2007 and 2006, in the event when ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	Licence Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2008	2007	2006	2008	2007	2006
Asia	$—	$72,847	$49,330	$—	$—	$—
Developed Markets	—	66,880	31,378	—	—	—
Emerging Markets	—	282,150	181,795	—	—	—
Europe	16,682	27,181	14,838	—	—	1,625

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2008, 2007 and 2006 the Trust paid $314,764, $224,122, and $139,431 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2008	2007	2006
	Shares	Shares	Shares
Asia shares sold	250,000	800,000	800,000
Asia shares split*	—	—	2,300,000
Asia shares redeemed	(800,000)	(400,000)	(400,000)
Net increase/decrease	(550,000)	400,000	2,700,000
Developed Markets shares sold	400,000	3,700,000	600,000
Developed Markets shares split*	—	—	1,600,000
Developed Markets share redeemed	(1,800,000)	(500,000)	(200,000)
Net increase/decrease	(1,400,000)	3,200,000	2,000,000
Emerging Markets shares sold	10,950,000	8,550,000	3,050,000
Emerging Markets shares split**	—	—	7,050,000
Emerging Markets shares redeemed	(10,550,000)	(2,850,000)	(3,650,000)
Net increase/decrease	400,000	5,700,000	6,450,000
Europe shares sold	200,000	600,000	350,000
Europe shares split*	—	—	600,000
Europe shares redeemed	(700,000)	—	(250,000)
Net increase/decrease	(500,000)	600,000	700,000

*  Split 3 for 1 on July 10, 2006

**  Split 4 for 1 on July 10, 2006

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2008, 2007 and 2006, the Trustee earned the following amounts in transaction fees:

Transaction Fees Earned by Trustee

	Year Ended September 30,
	2008	2007	2006
Asia	$5,000	$5,000	$5,500
Developed Markets	16,000	27,000	6,000
Emerging Markets	52,000	31,500	17,500
Europe	7,000	6,000	5,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2008, 2007 or 2006.

7. Investment Transactions

For the fiscal year ended September 30, 2008, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$8,303,810	$9,158,315
Developed Markets	19,805,417	23,692,274
Emerging Markets	87,073,891	86,857,657
Europe	7,081,260	9,275,767

At September 30, 2008, the Funds' cost of investments for federal income tax purposes and unrealized appreciation /(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asia	$93,456,070	$3,772,319	$(19,924,665)	$(16,152,346)
Developed Markets	133,576,707	206,322	(35,804,261)	(35,597,939)
Emerging Markets	704,318,311	2,990,507	(154,494,466)	(151,503,959)
Europe	35,327,585	172,921	(8,991,720)	(8,818,799)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Recent Accounting Pronouncement

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, the Trustee is evaluating the implications of FAS 157 and the adoption of FAS 157 is not expected to have a material impact on the Funds.

10. Subsequent event

The Sponsor has entered into an amended and restated Chief Compliance Officer agreement with ALPS Funds Services Inc. on behalf of the Trust. The effective date of this agreement is January 16, 2009. The Trust shall pay ALPS an annual fee of $115,000.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe 100 ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2007 through September 30, 2008.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2007 through September 30, 2008

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	101	99.02%	152	100.00%
>0.50% to 1.00%	1	0.98%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	102	100.00%	152	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2007 through September 30, 2008

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	116	97.48%	135	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	3	2.52%	0	0.00%
Total	119	100.00%	135	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2007 through September 30, 2008

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	98	100.00%	156	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	98	100.00%	156	100.00%

BLDRS Europe 100 ADR Index Fund

October 1, 2007 through September 30, 2008

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	107	98.16%	145	100.00%
>0.50% to 1.00%	1	0.92%	0	0.00%
>1.00% to 2.00%	1	0.92%	0	0.00%
Total	109	100.00%	145	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns

(For The Period Ending September 30, 2008)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(27.48)%	(27.30)%	(28.22)%	7.50%	7.52%	7.21%	10.28%	10.27%	9.98%
BLDRS Developed	(28.24)%	(28.22)%	(28.37)%	9.05%	8.43%	9.07%	10.29%	10.29%	10.38%
BLDRS Emerging	(26.73)%	(27.36)%	(27.16)%	22.11%	21.66%	22.21%	24.75%	24.44%	24.12%
BLDRS Europe	(29.72)%	(29.63)%	(29.58)%	9.92%	7.64%	10.06%	10.83%	10.85%	11.02%

Cumulative Total Returns

(For The Period Ending September 30, 2008)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(27.48)%	(27.30)%	(28.22)%	42.56%	43.70%	41.65%	70.75%	77.74%	75.25%
BLDRS Developed	(28.24)%	(28.22)%	(28.37)%	54.19%	49.90%	54.39%	77.87%	77.95%	79.07%
BLDRS Emerging	(26.73)%	(27.36)%	(27.16)%	171.44%	166.48%	172.55%	266.93%	262.17%	257.80%
BLDRS Europe	(29.72)%	(29.63)%	(29.58)%	60.47%	44.47%	61.52%	83.04%	83.32%	85.30%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage

Supplemental Information (Unaudited) (continued)

commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

NOTES

NOTES